Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 3,377		$ 3,180
Increase in provisions recognized in the income statement		404		1,155
Release of provisions recognized in the income statement		123		(311)
Provisions used in conformity with designated purpose		659		(628)
Foreign currency translation / unwind of discount		(8)		(21)
Balance at the end of period		2,861		3,377
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,827	[1],[2]	2,508
Increase in provisions recognized in the income statement		258	[1]	905	[2]
Release of provisions recognized in the income statement		81	[1]	(220)	[2]
Provisions used in conformity with designated purpose		518	[1]	(350)	[2]
Foreign currency translation / unwind of discount	[2]	(12)	[1]	(16)
Balance at the end of period	[1],[2]	2,475		2,827
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1,003
Increase in provisions recognized in the income statement	[2]	188
Release of provisions recognized in the income statement	[2]	(49)
Provisions used in conformity with designated purpose	[2]	(350)
Foreign currency translation / unwind of discount	[2]	(10)
Balance at the end of period	[2]	782		1,003
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	117
Increase in provisions recognized in the income statement	[2]	1
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	(4)
Foreign currency translation / unwind of discount	[2]	(1)
Balance at the end of period	[2]	113		117
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	0
Increase in provisions recognized in the income statement	[2]	0
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	0
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	0		0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	269
Increase in provisions recognized in the income statement	[2]	60
Release of provisions recognized in the income statement	[2]	(6)
Provisions used in conformity with designated purpose	[2]	(66)
Foreign currency translation / unwind of discount	[2]	(2)
Balance at the end of period	[2]	255		269
Litigation, regulatory and similar matters | Corporate Center
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1,438
Increase in provisions recognized in the income statement	[2]	10
Release of provisions recognized in the income statement	[2]	(27)
Provisions used in conformity with designated purpose	[2]	(97)
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	1,325		1,438
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		3,341		3,130
Increase in provisions recognized in the income statement		376		1,117
Release of provisions recognized in the income statement		(119)		(301)
Provisions used in conformity with designated purpose		(632)		(587)
Foreign currency translation / unwind of discount		(8)		(20)
Balance at the end of period		2,825		3,341
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,827	[1],[2]	2,508
Increase in provisions recognized in the income statement	[2]	258	[1]	905
Release of provisions recognized in the income statement	[2]	(81)	[1]	(220)
Provisions used in conformity with designated purpose	[2]	(518)	[1]	(350)
Foreign currency translation / unwind of discount	[2]	(12)	[1]	(16)
Balance at the end of period	[1],[2]	2,475		2,827
UBS AG | Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1,003
Increase in provisions recognized in the income statement	[2]	188
Release of provisions recognized in the income statement	[2]	(49)
Provisions used in conformity with designated purpose	[2]	(350)
Foreign currency translation / unwind of discount	[2]	(10)
Balance at the end of period	[2]	782		1,003
UBS AG | Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	117
Increase in provisions recognized in the income statement	[2]	1
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	(4)
Foreign currency translation / unwind of discount	[2]	(1)
Balance at the end of period	[2]	113		117
UBS AG | Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	0
Increase in provisions recognized in the income statement	[2]	0
Release of provisions recognized in the income statement	[2]	0
Provisions used in conformity with designated purpose	[2]	0
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	0		0
UBS AG | Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	269
Increase in provisions recognized in the income statement	[2]	60
Release of provisions recognized in the income statement	[2]	(6)
Provisions used in conformity with designated purpose	[2]	(66)
Foreign currency translation / unwind of discount	[2]	(2)
Balance at the end of period	[2]	255		269
UBS AG | Litigation, regulatory and similar matters | Corporate Center
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2]	1,438
Increase in provisions recognized in the income statement	[2]	10
Release of provisions recognized in the income statement	[2]	(27)
Provisions used in conformity with designated purpose	[2]	(97)
Foreign currency translation / unwind of discount	[2]	0
Balance at the end of period	[2]	$ 1,325		$ 1,438

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[2]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3, item 4 and item 7) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.